UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele & Company, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    General Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     May 14, 1999



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 36
Form 13F Information Table Value Total: 103,079

List of Other Included Managers:   N/A

No.  13F File Number     Name




                                                                  FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/     SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER      TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT     PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
-------------------------- ---------------- --------- --------  --------    --- ---- ------- ----------- -------- -------- --------
ADC Telecom                COM              000886101     6726  141035.000   SH       SOLE                                141035.000
AFLAC                      COM              001055102     4987   91605.000   SH       SOLE                                 91605.000
Abbott Labs                COM              002824100      216    4616.000   SH       SOLE                                  4616.000
Amer Int'l Group           COM              026874107     4477   37112.000   SH       SOLE                                 37112.000
Automatic Data             COM              053015103     2890   69840.000   SH       SOLE                                 69840.000
Banc One                   COM              06423A103      255    4630.000   SH       SOLE                                  4630.000
BankAmerica                COM              06605f102     3529   49966.000   SH       SOLE                                 49966.000
Biomet                     COM              090613100     3039   72455.000   SH       SOLE                                 72455.000
COMPAQ                     COM              204493100     3028   95560.000   SH       SOLE                                 95560.000
Cardinal Health            COM              14149Y108     3970   60154.000   SH       SOLE                                 60154.000
Cisco Systems              COM              17275R102     2035   18575.000   SH       SOLE                                 18575.000
Citigroup                  COM              172967101     3491   54654.000   SH       SOLE                                 54654.000
Coca-Cola                  COM              191216100     1269   20675.000   SH       SOLE                                 20675.000
Dell Computer              COM              247025109     1503   36770.000   SH       SOLE                                 36770.000
Disney, Walt               COM              254687106     1803   57925.000   SH       SOLE                                 57925.000
Exxon                      COM              302290101      249    3524.000   SH       SOLE                                  3524.000
Fastenal                   COM              311900104     3296   94002.000   SH       SOLE                                 94002.000
Finet Holdings             COM              317922300       50   10280.000   SH       SOLE                                 10280.000
Firstar                    COM              324567106     3827   42760.000   SH       SOLE                                 42760.000
General Electric           COM              369604103     4532   40970.000   SH       SOLE                                 40970.000
IBM                        COM              459200101     4886   27566.000   SH       SOLE                                 27566.000
Intel                      COM              485140100     1326   11153.000   SH       SOLE                                 11153.000
Lilly (Eli)                COM              532457108     4232   49860.000   SH       SOLE                                 49860.000
Lucent Technolgies         COM              549463107     2938   27207.000   SH       SOLE                                 27207.000
MCI WorldCom               COM              55268B106     6566   74141.000   SH       SOLE                                 74141.000
Microsoft                  COM              594918104     1824   20356.000   SH       SOLE                                 20356.000
National City              COM              635405103     2794   42088.000   SH       SOLE                                 42088.000
Paychex                    COM              704326107     4337   91426.000   SH       SOLE                                 91426.000
Schering-Plough            COM              806605101     3958   71640.000   SH       SOLE                                 71640.000
Sealed Air Corp            COM              812115103     4496   91400.000   SH       SOLE                                 91400.000
Service Corp Intl          COM              817565104     1181   82875.000   SH       SOLE                                 82875.000
SunTrust, Inc.             COM              867914103     3305   53090.000   SH       SOLE                                 53090.000
Thermo Instr/ASE           COM              883559106     1172   81171.000   SH       SOLE                                 81171.000
Tyco Int'l                 COM              902124106     3808   53080.000   SH       SOLE                                 53080.000
WellCare Mgt**             COM              949470108        6   10000.000   SH       SOLE                                 10000.000
Wendy's                    COM              950590109     1079   37950.000   SH       SOLE                                 37950.000